Leases - Summary of Cash Outflows in Financing Activity for Leases (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Principal elements of lease payments	¥ 1,881
Related interest paid	193
Total	¥ 2,074